Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
	December 31
	2016	2017
	US$ thousands

Machinery and equipment	8,507	10,531
Office furniture and equipment	634	665
Leasehold improvements	2,277	2,309

Property, plant and equipment	11,418	13,505

Accumulated depreciation	(7,503)	(9,384)

Property, Plant and equipment, net	3,915	4,121